Income Taxes - Changes in valuation allowance for deferred tax assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Income taxes
Additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards					¥ 7,003
Increase (decrease) of valuation allowances of certain foreign subsidiaries partly because of changes in the expected realization of deferred tax assets	¥ (80,459)		¥ 2,040		(27,757)
Reduction of valuation allowances of certain foreign subsidiaries mainly by utilization of operating loss carryforwards			(35,214)
Increase of valuation allowances related to Japanese subsidiaries and the Company by changes in the expected realization of deferred tax assets	(34,093)		5,811
Increase (decrease) in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws	17,340		3,366		(860)
Total, Net change during the year	¥ (97,212)	[1]	¥ (23,997)	[2]	¥ (21,614)	[3]

[1]	Primarily includes a reduction of \80,459 million of valuation allowances of certain foreign subsidiaries mainly due to changes in tax laws in the U.S., an increase of \17,340 million related to Japanese subsidiaries and the Company because of an increase in valuation allowances related to operating loss carryforwards, and a reduction of \34,093 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets. In total, \97,212 million of allowances decreased for the year ended March 31, 2018.
[2]	Primarily includes an increase of \2,040 million of valuation allowances of certain foreign subsidiaries partly because of changes in the expected realization of deferred tax assets, a reduction of \35,214 million of valuation allowances of certain foreign subsidiaries mainly by utilization of operating loss carryforwards, an increase of \5,811million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets, and an increase of \3,366million related to Japanese subsidiaries and the Company because of increase in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, \23,997 million of allowances decreased for the year ended March 31, 2017.
[3]	Primarily includes \7,003 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of \27,757 million of valuation allowances of certain foreign subsidiaries and a reduction of \860 million related to Japanese subsidiaries and the Company because of decrease in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, \21,614 million of allowances decreased for the year ended March 31, 2016.